Financial Risk Management - Exposure to Exchange Rate Risk: Book Values of Major Monetary Assets and Liabilities Denominated in Currencies Other Than Functional Currency (Detail) - Currency risk [member]
€ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, $ in Millions
	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 THB (฿)	Dec. 31, 2016 EUR (€)
Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency		$ (10)	₩ (20,456)	฿ (97)			$ (5)	₩ (7,669)		€ (2)
Trade and other payables [Member] | KRW [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	0.11	0.11	0.11	0.11	0.11	0.10	0.10	0.10	0.10	0.10
Yen equivalent (Liability)	¥ (2,155)					¥ (740)
Trade and other payables [Member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	112.88	112.88	112.88	112.88	112.88	116.56	116.56	116.56	116.56	116.56
Yen equivalent (Liability)	¥ (1,166)					¥ (612)
Trade and other payables [Member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate						122.26	122.26	122.26	122.26	122.26
Yen equivalent (Liability)						¥ (211)
Trade and other payables [Member] | THB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	3.45	3.45	3.45	3.45	3.45
Yen equivalent (Liability)	¥ (334)
Put Option Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency | ₩			₩ (2,114)
Put Option Liabilities [Member] | KRW [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	0.11	0.11	0.11	0.11	0.11
Yen equivalent (Liability)	¥ (223)
Cash and cash equivalents [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency	¥ 258	$ 101	₩ 7,312		€ 2		$ 32	₩ 37,595		€ 6
Cash and cash equivalents [member] | KRW [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	0.11	0.11	0.11	0.11	0.11	0.10	0.10	0.10	0.10	0.10
Yen equivalent (Asset)	¥ 770					¥ 3,626
Cash and cash equivalents [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	112.88	112.88	112.88	112.88	112.88	116.56	116.56	116.56	116.56	116.56
Yen equivalent (Asset)	¥ 11,364					¥ 3,775
Cash and cash equivalents [member] | EUR [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	134.78	134.78	134.78	134.78	134.78	122.26	122.26	122.26	122.26	122.26
Yen equivalent (Asset)	¥ 213					¥ 750
Cash and cash equivalents [member] | Japan, Yen[member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	1.00	1.00	1.00	1.00	1.00
Yen equivalent (Asset)	¥ 258
Trade receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency		$ 12		฿ 188			$ 6	₩ 2,310	฿ 395
Trade receivables [Member] | KRW [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate						0.10	0.10	0.10	0.10	0.10
Yen equivalent (Asset)						¥ 223
Trade receivables [Member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	112.88	112.88	112.88	112.88	112.88	116.56	116.56	116.56	116.56	116.56
Yen equivalent (Asset)	¥ 1,336					¥ 725
Trade receivables [Member] | THB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	3.45	3.45	3.45	3.45	3.45	3.24	3.24	3.24	3.24	3.24
Yen equivalent (Asset)	¥ 649					¥ 1,282
Other Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency | $		$ 5
Other Receivables [Member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	112.88	112.88	112.88	112.88	112.88
Yen equivalent (Asset)	¥ 611
Time deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency		$ 10	₩ 6,100				$ 2	₩ 5,100
Time deposits [member] | KRW [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	0.11	0.11	0.11	0.11	0.11	0.10	0.10	0.10	0.10	0.10
Yen equivalent (Asset)	¥ 643					¥ 492
Time deposits [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	112.88	112.88	112.88	112.88	112.88	116.56	116.56	116.56	116.56	116.56
Yen equivalent (Asset)	¥ 1,131					¥ 257
Office security deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency | ₩			₩ 5,655					₩ 5,623
Office security deposits [member] | KRW [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	0.11	0.11	0.11	0.11	0.11	0.10	0.10	0.10	0.10	0.10
Yen equivalent (Asset)	¥ 596					¥ 542
Available-for-sale financial assets [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Amount denominated in currencies other than functional currency | $		$ 35					$ 9
Available-for-sale financial assets [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Exchange rate	112.88	112.88	112.88	112.88	112.88	116.56	116.56	116.56	116.56	116.56
Yen equivalent (Asset)	¥ 3,949					¥ 1,059